Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
4. Property and Equipment
Property and equipment are summarized as follows (in thousands):

	March 31, 2022	December 31, 2021
Computer equipment, purchased software and software developed for internal-use	$23,992	$22,517
Leasehold improvements	22,744	22,747
Furniture and equipment	9,137	9,087
Rentable onsite solutions equipment	6,324	6,324
Other	250	511

Property and equipment, gross	62,447	61,186
Less accumulated depreciation	(47,720)	(45,852)

Property and equipment, net	$14,727	$15,334

Depreciation of property and equipment was $2.0 million and $3.1 million during the three months ended March 31, 2022 and 2021, respectively.

6. Property and Equipment
Property and equipment are summarized as follows (in thousands):

	As of December 31,
	2021	2020

Computer equipment, purchased software and software developed for internal-use	$22,517	$22,408
Leasehold improvements	22,747	26,675
Furniture and equipment	9,087	11,075
Rentable onsite solutions equipment	6,324	6,326
Other	511	66

Property and equipment, gross	61,186	66,550
Less accumulated depreciation	(45,852)	(44,835)

Property and equipment, net	$15,334	$21,715

Depreciation of property and equipment was $10.4 million, $15.1 million, and $16.2 million during the years ended December 31, 2021, 2020, and 2019, respectively.